Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

        The financial statements presented herein include the consolidated accounts of WideOpenWest Finance, LLC and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The Company operates as one operating segment.

        Pursuant to the operating agreement of Racecar Holdings, LLC, as amended (the "Operating Agreement"), the Parent has issued various classes of common units. Because the Parent's primary asset is its investment in the Company, the Parent's ownership structure has been "pushed down" to the Company. All of the Company's ownership units and unit holders discussed herein are legally the Parent's.

        The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, they do not include all of the information required by GAAP or Securities and Exchange Commission ("SEC") rules and regulations for complete financial statements. The year-end condensed consolidated balance sheet was derived from audited financial statements. In the opinion of management, all normally recurring adjustments considered necessary for the fair presentation of the financial statements have been included, and the financial statements present fairly the financial position and results of operations for the interim periods presented. The results of operations for any interim period are not necessarily indicative of results expected for the full year or any future period. These unaudited condensed consolidated financial statements should be read in conjunction with the 2013 consolidated financial statements and notes thereto, together with management's discussion and analysis of financial condition and results of operations included in the Company's annual report on Form 10-K filed with the SEC on March 17, 2014.

Principles of Consolidation and Basis of Presentation

        The financial statements presented herein include the consolidated accounts of WideOpenWest Finance, LLC and its Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The Company operates as one operating segment.

        Pursuant to the operating agreement of Racecar Holdings, LLC, as amended (the "Operating Agreement"), the Parent has issued various classes of common units. Because the Parent's primary asset is its investment in the Company, the Parent's ownership structure has been "pushed down" to the Company. All of the Company's ownership units and unit holders discussed herein are legally the Parent's.

        During the quarter ended December 31, 2013, the Company recorded an immaterial correction of an error related to the understatement of the net deferred tax liability recorded in connection with the purchase price accounting for Knology, Inc. and its subsidiaries ("Knology") that was outside of the measurement period. The Company recognized a $13.6 million increase in net deferred tax liability and $13.6 million increase to goodwill to the consolidated balance sheet as of December 31, 2012. The correction of this error did not have an effect on the Company's consolidated statements of operations, consolidated statement of changes in members' equity or the consolidated statements of cash flows for the periods ended December 31, 2013 and 2012.

Use of Estimates

Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, derivative financial instruments and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, due to the inherent uncertainties in making estimates, actual results could differ from those estimates.

Use of Estimates

        The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). These accounting principles require management to make assumptions and estimates that affect the reported amounts and disclosures of assets and liabilities, derivative financial instruments and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts and disclosures of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, due to the inherent uncertainties in making estimates, actual results could differ from those estimates.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

        The Financial Accounting Standards Board ("FASB") issued the following Accounting Standards Updates ("ASU") having potential impact to our financial condition, results of operation, or cash flows:

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  FASB Accounting Standard Updates 2013-11, Income Taxes (Topic 740); Presentation of an Unrecognized Tax Benefit When a Net Operation Loss Carryforward, a Similar Tax Loss, or Tax credit Carryforward Exists.

        This guidance clarifies that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations where a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company has evaluated the standard and does not anticipate it having any material effect on its financial condition, results of operations or cash flows.

Recent Accounting Pronouncements

        The Financial Accounting Standards Board ("FASB") issued the following Accounting Standards Updates ("ASU") having potential impact to our financial condition, results of operation, or cash flows:

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  FASB Accounting Standard Updates 2013-11, Income Taxes (Topic 740); Presentation of an Unrecognized Tax Benefit When a Net Operation Loss Carryforward, a Similar Tax Loss, or Tax credit Carryforward Exists.

          This guidance clarifies that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations where a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company is currently evaluating the impact of the adoption of this new guidance on its condensed consolidated financial statements.